Interim consolidated balance sheet - unaudited - GBP (£) £ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	£ 255,246	£ 253,282	£ 243,434
Right-of-use assets	8,199	8,760	3,353
Investment properties	19,853	19,993	20,133
Intangible assets	922,527	812,382	871,529
Trade receivables	24,498	22,303	21,224
Derivative financial instruments	200	7,492	22,189
Total non-current assets	1,230,523	1,124,212	1,181,862
Current assets
Inventories	4,024	3,165	3,272
Prepayments	26,945	16,487	26,087
Contract assets - accrued revenue	61,819	43,332	53,505
Trade receivables	81,388	31,167	116,409
Other receivables	2,065	9,928	2,426
Income tax receivable		5,317	4,479
Derivative financial instruments	2,439	8,317	7,876
Cash and cash equivalents	62,809	76,019	31,045
Total current assets	241,489	193,732	245,099
Total assets	1,472,012	1,317,944	1,426,961
Equity
Share capital	53	53	53
Share premium	68,822	68,822	68,822
Treasury shares	(21,305)	(21,305)	(21,305)
Merger reserve	249,030	249,030	249,030
Hedging reserve	(25)	4,002	2,249
Retained deficit	(200,558)	(196,652)	(189,097)
Total equity	96,017	103,950	109,752
Non-current liabilities
Deferred tax liabilities	924	3,304	2,413
Contract liabilities - deferred revenue	8,059	6,659	7,274
Trade and other payables	189,891	161,141	160,495
Borrowings	506,509	507,335	535,654
Lease liabilities	7,704	7,844	2,475
Derivative financial instruments	1,482	748	519
Provisions		93	89
Total non-current liabilities	714,569	687,124	708,919
Current liabilities
Contract liabilities - deferred revenue	149,643	169,624	160,554
Trade and other payables	231,701	236,472	227,772
Income tax liabilities	775
Borrowings	266,792	105,961	206,246
Lease liabilities	861	1,036	804
Derivative financial instruments	591	931
Provisions	11,063	12,846	12,914
Total current liabilities	661,426	526,870	608,290
Total equity and liabilities	£ 1,472,012	£ 1,317,944	£ 1,426,961